OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 7 – OTHER RECEIVABLES

Other receivables consist of the following:

	As of December 31,
	2018	2017
Current other receivables
Prepaid expenses	1,437	603
Tax credits	1,363	127
Advances to suppliers	103	41
Settlement Pendings accounts	217	—
Guarantee deposits	24	112
Expenditure reimbursement	109	—
Financial NDF (Note 21)	750	—
Restricted funds (Note 18)	63	27
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	144	174
Receivables from sale of customer relationship	72	—
Other	806	139
Subtotal	5,088	1,223
Allowance for current other receivables	(15)	—
	5,073	1,223
Non-current other receivables
Prepaid expenses	450	45
Advances to suppliers	71	244
Tax credits	703	61
Restricted funds (Note 18)	92	—
Financial NDF (Note 21)	45	—
Regulatory Credits (Núcleo)	156	—
Guarantee deposits	46	—
Credit of indemnity for Tuves Paraguay acquisition	55	—
Receivables from sale of customer relationship	113	—
Other	3	3
Subtotal	1,734	353
Allowance for non-current other receivables	(12)	—
Total other receivables	1,722	353
	6,795	1,576

Movements in the Allowance for current other receivables are as follows:

	Years ended December 31,
	2018	2017
At the beginning of the year	—	—
Increases	(18)	—
Decreases	3	—
At the end of the year	(15)	—

Movements in the Allowance for non-current other receivables are as follows:

	Years ended December 31,
	2018	2017
At the beginning of the year	—	—
Increases	(12)	—
At the end of the year	(12)	—